NOTE 9 – STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						3 Months Ended			12 Months Ended		24 Months Ended
	Jan. 07, 2022	Jan. 07, 2021	Jan. 07, 2021	Nov. 11, 2020	Nov. 03, 2020	Apr. 14, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized							300,000,000		300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share							$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized									1,200,000	1,200,000
Preferred Stock, Par or Stated Value Per Share									$ 0.001	$ 0.001
Stock Issued During Period, Shares, New Issues									14,118,153	51,638,526
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture							60,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture							$ 11,230	$ 41,139	$ 107,600	$ 1,037,568
Stock Issued During Period, Shares, Conversion of Units						400,000
Stock Issued During Period, Value, Conversion of Units						$ 2,941,177	$ 400,000		$ 400,000
Common Stock, Shares, Outstanding							164,596,688		161,595,511	147,477,358
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized									10,000	10,000
Preferred Stock, Par or Stated Value Per Share					$ 0.001					$ 0.001
Preferred Stock, Shares Outstanding									10,000	10,000
Preferred Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized					10,000		10,000		10,000
Preferred Stock, Par or Stated Value Per Share					$ 0.001		$ 0.001		$ 0.001
Preferred Stock, Shares Outstanding							10,000		10,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized										200,000
Preferred Stock, Par or Stated Value Per Share										$ 0.001
Preferred Stock, Shares Outstanding									21,000
Preferred Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized				200,000			200,000		200,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001			$ 0.001		$ 0.001
Preferred Stock, Shares Outstanding							21,000		21,000
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized		200,000	200,000							200,000
Preferred Stock, Par or Stated Value Per Share										$ 0.001
Preferred Stock, Shares Outstanding									0
Preferred Class C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized		200,000	200,000				200,000		200,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001				$ 0.001		$ 0.001
Preferred Stock, Shares Outstanding							0		0
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights					On November 3, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series A Preferred Stock, consisting of up 10,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series A Preferred Stock will participate on an equal basis per-share with holders of our common stock in any distribution upon winding up, dissolution, or liquidation. Holders of Series A Preferred Stock are entitled to vote together with the holders of our common stock on all matters submitted to stockholders at a rate of 51% of the total vote of stockholders.						On November 3, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series A Preferred Stock, consisting of up 10,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series A Preferred Stock will participate on an equal basis per-share with holders of our common stock in any distribution upon winding up, dissolution, or liquidation. Holders of Series A Preferred Stock are entitled to vote together with the holders of our common stock on all matters submitted to stockholders at a rate of 51% of the total vote of stockholders.
Stock Issued During Period, Shares, New Issues
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture
Stock Issued During Period, Shares, Conversion of Units
Stock Issued During Period, Value, Conversion of Units
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights				On November 11, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series B Preferred Stock, consisting of up 200,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series B Preferred Stock will receive a liquidation preference of $81 per share in any distribution upon winding up, dissolution, or liquidation of the Company before junior security holders, as provided in the designation. Holders of Series B Preferred Stock are entitled to receive as, when, and if declared by the Board of Directors, dividends in kind at an annual rate equal to twenty four percent (24%) of $81 per share for each of the then outstanding shares of Series B Preferred Stock, calculated on the basis of a 360-day year consisting of twelve 30-day months. Holders of Series B Preferred Stock do not have voting rights but may convert into common stock after twelve months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series B Preferred Stock. Upon conversion, the shares are subject to a one-year restriction on sales into the market of no more than 5% previous month’s stock liquidity.					On November 11, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series B Preferred Stock, consisting of up 200,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series B Preferred Stock will receive a liquidation preference of $81 per share in any distribution upon winding up, dissolution, or liquidation of the Company before junior security holders, as provided in the designation. Holders of Series B Preferred Stock are entitled to receive as, when, and if declared by the Board of Directors, dividends in kind at an annual rate equal to twenty four percent (24%) of $81 per share for each of the then outstanding shares of Series B Preferred Stock, calculated on the basis of a 360-day year consisting of twelve 30-day months. Holders of Series B Preferred Stock do not have voting rights but may convert into common stock after twelve months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series B Preferred Stock.
Stock Issued During Period, Shares, New Issues
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture
Stock Issued During Period, Shares, Conversion of Units
Stock Issued During Period, Value, Conversion of Units
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights	On January 7, 2021, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series C Preferred Stock, consisting of up 200,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series C Preferred Stock will rank junior to the Series B Preferred Stock, but on par with common stock and Series A Preferred Stock in any distribution upon winding up, dissolution, or liquidation of the company, as provided in the designation. The holders of shares of Series C Preferred Stock have no dividend rights except as may be declared by the Board in its sole and absolute discretion, out of funds legally available for that purpose. Holders of Series C Preferred Stock do not have voting rights but may convert into common stock after twenty four months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series C Preferred Stock. Upon conversion, the shares are subject to a one-year restriction on sales into the market of no more than 5% previous month’s stock liquidity.	On January 7, 2021, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series C Preferred Stock, consisting of up 200,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series C Preferred Stock will rank junior to the Series B Preferred Stock, but on par with common stock and Series A Preferred Stock in any distribution upon winding up, dissolution, or liquidation of the company, as provided in the designation. The holders of shares of Series C Preferred Stock have no dividend rights except as may be declared by the Board in its sole and absolute discretion, out of funds legally available for that purpose. Holders of Series C Preferred Stock do not have voting rights but may convert into common stock after twenty four months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series C Preferred Stock. Upon conversion, the shares are subject to a one-year restriction on sales into the market of no more than 5% previous month’s stock liquidity.	$0.001
Total Issued In Period [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues							3,001,177
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues								2,000,000	2,000,000	41,562,500
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture							60,000	60,000	240,000	1,320,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture							$ 60	$ 60	$ 240	$ 1,320
Stock Issued During Period, Shares, Conversion of Units							2,941,177		6,100,119
Stock Issued During Period, Value, Conversion of Units									$ 6,100